Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation
Equity Incentive Plans
Our General Share Incentive Plan allows for the award of (i) share options, (ii) deferred share awards, (iii) conditional share awards and (iv) share appreciation rights. Only our employees and employee directors are eligible to participate in this plan. Subject to limits in our Articles of Association that are described below, there are no set limits on the number of ordinary shares reserved for issuance under our General Share Incentive Plan. Historically, all of our awards were under this plan. Vesting is allowed based on time-based or performance-based criteria.
Our 2009 U.S. Employee Share Incentive Plan allows for the award of: (i) incentive share options, (ii) non-qualified share options, (iii) restricted share awards and (iv) unrestricted share awards. Only our employees or employees of our affiliates are eligible to participate in this plan. The maximum number of shares which may be issued pursuant to awards made under the U.S. Employee Share Incentive Plan is 1,050,000 shares. Grants under this plan may use time-based or performance-based vesting.
Our 2009 U.S. Non-Employee Share Incentive Plan allows for the award of: (i) share options, (ii) restricted share awards and (iii) unrestricted share awards. Only our non-employee directors and consultants, and non-employee directors and consultants of our affiliates, are eligible to receive awards under the U.S. Non-Employee Share Incentive Plan. The maximum number of shares which may be issued pursuant to awards made under the U.S. Non-Employee Share Incentive Plan is 50,000 shares. Grants under this plan may use time-based or performance-based vesting.
All awards under these plans are in ordinary shares. The maximum number of shares which may be issued under all of these plans in the aggregate pursuant to awards made over the previous three years must not exceed 10% of our ordinary share capital.
We grant deferred share awards to our employees as part of our compensation package. We also grant share options to our employees and consultants in addition to deferred share awards. We also award fully vested ordinary shares as compensation to our non-executive directors in lieu of cash payments. We grant deferred share awards to our executive officers that may be subject to vesting based upon achievement of performance metrics as well as a minimum service period, normally two years.
Under our share incentive plans, shares are issued to a participant when the deferred share award vests in accordance with any vesting schedule specified in the award agreement following receipt of payment of the aggregate nominal (par) value of £0.05 per ordinary share. The deferred share award recipient is responsible for all applicable taxes payable on the award. All of our share options have an exercise price equal to the market price of our ordinary shares on the date of grant. Our shares typically vest over a four-year period at the rate of 25% per year on the anniversary of the date of grant, although during 2010 we awarded a number of share options that vested on the one year anniversary of the date of grant, subject to our completion of our public offering in the U.S. prior to the vesting date. We also periodically award share options or deferred share awards to consultants that vest over a two year period.
Deferred Share Awards
Details of our deferred share awards are as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 1, 2009	1,654,016	$0.10
Share awards granted	1,456,121	$0.08	$2.32		$3,375
Forfeited	(421,371)	$0.09
Vested deferred share awards	(533,400)	$0.10			$779
Outstanding as of December 31, 2009	2,155,366	$0.09		0.97	$6,162
Share awards granted	1,206,958	$0.07	$6.39		$7,711
Forfeited or failed to vest	(670,056)	$0.09
Vested deferred share awards	(636,284)	$0.10			$3,283
Outstanding as of December 31, 2010	2,055,984	$0.08		1.22	$13,850
Share awards granted	1,768,299	$0.08	$11.17		$19,756
Forfeited or failed to vest	(364,383)	$0.08
Vested deferred share awards	(1,454,455)	$0.08			$24,347
Outstanding as of December 31, 2011	2,005,445	$0.08		1.80	$13,287

For deferred share awards, the fair value on the date of grant approximates market value as the exercise price equals the nominal (par) value of £0.05 (remeasured into US Dollars on grant date) per ordinary share. The aggregate estimated grant date fair value therefore approximates the intrinsic value disclosed in the table above.
Stock Options
Details of stock option activity are as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 1, 2009	—	—
Share options granted	985,573	$2.64	$1.60
Forfeited share options	(15,390)	$2.57
Outstanding as of December 31, 2009	970,183	$2.65		6.16	$565
Share options granted	3,035,587	$5.47	$3.45
Forfeited share options	(507,955)	$3.24
Exercised options	(4,995)	$2.66			$43
Outstanding as of December 31, 2010	3,492,820	$5.01		8.90	$10,140
Share options granted	1,822,812	$11.17	$6.4
Forfeited share options	(519,533)	$6.48
Exercised options	(113,402)	$3.69			$1,034
Outstanding as of December 31, 2011	4,682,697	$7.17		8.49	$6,028

There were 39,250 share options granted to non-employees of Velti, which are included in the table above. The fair value of these options is remeasured at each reporting date utilizing the share price at that time. The Company settles stock option exercises by issuing new shares of stock.
The aggregate estimated grant date fair value was $11.6 million, $10.4 million and $1.6 million for options granted to employees during 2011, 2010 and 2009, respectively.
The following table summarizes information regarding our outstanding and exercisable options as of December 31, 2011:

	Outstanding			Exercisable
Range of Exercise Prices	Number of Option Shares	Weighted-Average Exercise Price per Share	Remaining Weighted-Average Contractual Term (Years)	Number of Option Shares	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value
$2.57 - $4.69	486,717	$2.70	6.04	274,133	$2.64
$4.95 - $4.95	2,170,299	$4.95	8.25	746,869	$4.95
$6.26 - $9.46	1,006,014	$8.25	9.41	164,106	$9.16
$9.64 - $16.51	960,294	$12.63	9.24	625	$9.64
$16.91 - $18.47	59,373	$18.06	9.37	—	$—
	4,682,697	$7.17	8.49	1,185,733	$5.00	$2,526

The fair value of our share options was estimated at the date of grant using the Black-Scholes model with the following assumptions:

	Year Ended December 31,
	2011	2010	2009
Share Options Valuation Assumptions
Expected volatility	60%	60%	61%
Expected life in years	6.25	6.25	6.25
Risk free rate	1.1% - 2.5%	2.5%	4.0%
Expected dividends	—	—	—

For share options, as we do not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment behavior, we estimate the expected term of options granted by taking the average of the vesting term and the contractual term of the options, referred to as the simplified method. We estimate the expected term of our share options using a blended volatility factor, which consists of our own share volatility from our trading history and expected future volatility. The risk-free interest rate assumption is based upon observed interest rates appropriate for the expected term of the deferred share award or share option. Expected dividends during the term of the options are based on our dividend policy. To date, no dividends have been declared or paid and none are expected to be declared or paid during the expected term. We estimated the forfeiture rate based on historical and anticipated levels of personnel turnover.
During 2011, 2010 and 2009 we recognized total share-based payment expense under equity incentive plans as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Datacenter and direct project	$3,549	$443	$146
General and administrative	11,735	2,613	344
Sales and marketing	8,288	2,231	473
Research and development	4,055	985	329
	$27,627	$6,272	$1,292

There was no recognized tax benefit recorded during 2011, 2010 and 2009 related to share-based payment compensation expense. As of December 31, 2011, there was $10.5 million, of total unrecognized compensation cost related to deferred share awards awarded under our share incentive plans expected to be recognized over a weighted-average recognition period of 1.8 years. As of December 31, 2011, there was $8.3 million of total unrecognized compensation cost related to share options expected to be recognized over a weighted-average recognition period of 1.7 years.
In March 2011, certain performance based deferred share awards granted to employees in 2009 were approved for vesting. The performance metrics of these awards were set at the time of grant based on then current projections of company performance under IFRS for 2009 and 2010. These metrics did not contemplate our conversion to US GAAP, the impact of acquisitions completed during 2009 and 2010, or the impact on our results of preparing for and completing our US public offering. Due to the judgment required to reconcile actual company performance with the original metrics, it was determined that any vesting would be required to be treated as a modification under the guidance in ASC 718. This required the fair value of the awards to be remeasured on the vesting approval date, with the incremental fair value charged to expense over the remaining vesting period. As a result, we recognized additional compensation expense of approximately $10.5 million during 2011.
In May 2010, we allowed for the vesting of certain deferred share awards granted to employees in 2008 under IFRS based on then current projections of company performance under IFRS for 2008 and 2009. As a result of this modification, we recognized additional compensation expense of approximately $1.1 million during 2010.